Leases (Maturities of Lease Liabilities) (FY) (Details) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024		$ 38
2025		29
2026		22
2027		17
2028		13
Thereafter		56
Total operating lease payments		175
Less: imputed interest		(27)
Total operating lease liabilities	$ 162	$ 148	$ 123